Investment Property - Disclosure of Detailed Information About Investment Property Explanatory (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about investment property [line items]
Investment Property	₩ 39,841	₩ 26,611
Beginning balance	26,611	34,812
Transfer	16,929	(5,482)	[1]
Depreciation	(3,699)	(2,719)
Ending balance	39,841	26,611
Acquisition cost [member]
Disclosure of detailed information about investment property [line items]
Investment Property	69,292	49,315
Beginning balance	49,315
Ending balance	69,292	49,315
Accumulated depreciation [member]
Disclosure of detailed information about investment property [line items]
Investment Property	(29,451)	(22,704)
Beginning balance	(22,704)
Ending balance	(29,451)	(22,704)
Carrying amount [member]
Disclosure of detailed information about investment property [line items]
Investment Property	39,841	26,611
Beginning balance	26,611
Ending balance	39,841	26,611
Land [member]
Disclosure of detailed information about investment property [line items]
Investment Property	18,743	9,787
Beginning balance	9,787	14,199
Transfer	8,956	(4,412)	[1]
Ending balance	18,743	9,787
Land [member] | Acquisition cost [member]
Disclosure of detailed information about investment property [line items]
Investment Property	18,743	9,787
Beginning balance	9,787
Ending balance	18,743	9,787
Land [member] | Carrying amount [member]
Disclosure of detailed information about investment property [line items]
Investment Property	18,743	9,787
Beginning balance	9,787
Ending balance	18,743	9,787
Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment Property	15,465	8,029
Beginning balance	8,029	10,242
Transfer	8,708	(1,143)	[1]
Depreciation	(1,272)	(1,070)
Ending balance	15,465	8,029
Buildings [member] | Acquisition cost [member]
Disclosure of detailed information about investment property [line items]
Investment Property	36,741	23,010
Beginning balance	23,010
Ending balance	36,741	23,010
Buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about investment property [line items]
Investment Property	(21,276)	(14,981)
Beginning balance	(14,981)
Ending balance	(21,276)	(14,981)
Buildings [member] | Carrying amount [member]
Disclosure of detailed information about investment property [line items]
Investment Property	15,465	8,029
Beginning balance	8,029
Ending balance	15,465	8,029
Right-of-use assets [member]
Disclosure of detailed information about investment property [line items]
Investment Property	5,633	8,795
Beginning balance	8,795	10,371
Transfer	(735)	73	[1]
Depreciation	(2,427)	(1,649)
Ending balance	5,633	8,795
Right-of-use assets [member] | Acquisition cost [member]
Disclosure of detailed information about investment property [line items]
Investment Property	13,808	16,518
Beginning balance	16,518
Ending balance	13,808	16,518
Right-of-use assets [member] | Accumulated depreciation [member]
Disclosure of detailed information about investment property [line items]
Investment Property	(8,175)	(7,723)
Beginning balance	(7,723)
Ending balance	(8,175)	(7,723)
Right-of-use assets [member] | Carrying amount [member]
Disclosure of detailed information about investment property [line items]
Investment Property	5,633	8,795
Beginning balance	8,795
Ending balance	₩ 5,633	₩ 8,795

[1]	The Group decided to dispose of the shares of NATE Communications Corporation (formerly, SK Communications Co., Ltd.) and SK m&service Co., Ltd., the consolidated subsidiaries, and reclassified the investment property amounting to ₩1,719 million of SK m&service Co., Ltd. as assets held for sale.